Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments and Risk Management
Schedule of contractual outflows of financial liabilities

	December 31, 2021
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total
Loan from lessor (1)	$1,170	$1,458	$192	$769	$497	$1,458
Lease liabilities	2,520	3,698	326	1,223	2,149	3,698
Trade payables	2,848	2,848	2,848	—	—	2,848
Provisions	153	153	—	—	153	153
Other payables	46	46	46	—	—	46
Total	$6,737	$8,203	$3,412	$1,992	$2,799	$8,203

(1)	The loan amount as of December 31, 2021 is still subject to possible minor adjustment. Further information is provided in Note 17.

	December 31, 2020
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total
Lease liabilities	$20	$20	$20	$—	$—	$20
Trade payables	3,673	3,673	3,673	—	—	3,673
Other payables	180	180	180	—	—	180
Total	$3,873	$3,873	$3,873	$—	$—	$3,873